Revenue, Accounts Receivable, net, and Deferred Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Total revenues	$ 68,431	$ 39,476
Accounts receivable, net	4,099		$ 6,293
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Maximum loss if charterers failed to perform	1,251	3,369
Deferred revenue	5,952		0
Revenue, Accounts Receivable, net, Deferred Revenue, EU Allowances, Allowance for Doubtful Accounts [Abstract]
EU allowances liability	2,442		1,077
EU allowances	198		198
Allowance for doubtful accounts deriving from collectability assessment	0	131
Provision for credit losses and write offs	0	27
Revenues [Member]
Revenue, Accounts Receivable, net, Deferred Revenue, EU Allowances, Allowance for Doubtful Accounts [Abstract]
EU allowances expensed	1,365	435
Voyage Expenses [Member]
Revenue, Accounts Receivable, net, Deferred Revenue, EU Allowances, Allowance for Doubtful Accounts [Abstract]
EU allowances expensed	1,365	422
Accounts Receivable [Member]
Revenue, Accounts Receivable, net, Deferred Revenue, EU Allowances, Allowance for Doubtful Accounts [Abstract]
EU allowances due from charterers	2,317		952
Cash Equivalents [Member]
Revenue, Accounts Receivable, net, Deferred Revenue, EU Allowances, Allowance for Doubtful Accounts [Abstract]
Allowance for estimated credit losses	0		0
Freight and Demurrage Receivables [Member]
Revenue, Accounts Receivable, net, Deferred Revenue, EU Allowances, Allowance for Doubtful Accounts [Abstract]
Allowance for estimated credit losses	2		66
Insurance Claims [Member]
Revenue, Accounts Receivable, net, Deferred Revenue, EU Allowances, Allowance for Doubtful Accounts [Abstract]
Allowance for estimated credit losses	0		0
Time Charters [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Revenues	68,359	31,978
Accounts receivable, net	4,071		5,220
Pool Arrangements [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Revenues	72	5,131
Accounts receivable, net	0		923
Voyage Charters [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Revenues	0	$ 2,367
Accounts receivable, net	28		150
Contract assets	$ 0		$ 0
Revenues [Member] | Customer Concentration Risk [Member] | Charterer A [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Concentration risk percentage	11.00%	19.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer B [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Concentration risk percentage	25.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer C [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Concentration risk percentage	20.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer D [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Concentration risk percentage	20.00%	16.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer E [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Concentration risk percentage	0.00%	16.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer F [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Concentration risk percentage	0.00%	17.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer G [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Concentration risk percentage	0.00%	12.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer H [Member]
Revenue, Accounts Receivable, net, Deferred Revenue and EU Allowances [Abstract]
Concentration risk percentage	0.00%	12.00%